Shareholder Report, Average Annual Return (Details)	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended		20 Months Ended	22 Months Ended	27 Months Ended	33 Months Ended	44 Months Ended	60 Months Ended		66 Months Ended	68 Months Ended	87 Months Ended	116 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000148681
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus AlphaSimplex Global Macro ETF
C000248117
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus AlphaSimplex Managed Futures ETF
C000228821
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Duff & Phelps Clean Energy ETF
C000268743
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Duff & Phelps Real Estate Income ETF
C000265193
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Emerging Markets Dividend ETF
C000265195
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus International Dividend ETF
C000254229
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus KAR Mid-Cap ETF
C000224134
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Newfleet Securitized Income ETF
C000246126
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Newfleet Short Duration Core Plus Bond ETF
C000162265
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Newfleet Short Duration High Yield Bond ETF
C000255321
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Seix AAA Private Credit CLO ETF
C000209678
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Seix Senior Loan ETF
C000268744
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Silvant Growth Opportunities ETF
C000268746
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Silvant Small/Mid Growth ETF
C000239036
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Stone Harbor Emerging Markets High Yield Bond ETF
C000222917
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Terranova U.S. Quality Momentum ETF
C000265197
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus U.S. Dividend ETF
Without Sales Load [Member] | C000148681
Average Annual Return [Line Items]
Average Annual Return, Percent						30.00%
Without Sales Load [Member] | C000248117
Average Annual Return [Line Items]
Average Annual Return, Percent							16.34%			2.37%
Without Sales Load [Member] | C000228821
Average Annual Return [Line Items]
Average Annual Return, Percent							36.94%							2.58%
Without Sales Load [Member] | C000268743
Average Annual Return [Line Items]
Average Annual Return, Percent		7.03%
Without Sales Load [Member] | C000265193
Average Annual Return [Line Items]
Average Annual Return, Percent			9.92%
Without Sales Load [Member] | C000265195
Average Annual Return [Line Items]
Average Annual Return, Percent					22.43%
Without Sales Load [Member] | C000254229
Average Annual Return [Line Items]
Average Annual Return, Percent							1.80%		0.05%
Without Sales Load [Member] | C000224134
Average Annual Return [Line Items]
Average Annual Return, Percent							3.70%						3.27%		3.14%
Without Sales Load [Member] | C000246126
Average Annual Return [Line Items]
Average Annual Return, Percent							3.57%				5.58%
Without Sales Load [Member] | C000162265
Average Annual Return [Line Items]
Average Annual Return, Percent							5.35%						3.91%					4.13%
Without Sales Load [Member] | C000255321
Average Annual Return [Line Items]
Average Annual Return, Percent							5.07%	5.19%
Without Sales Load [Member] | C000209678
Average Annual Return [Line Items]
Average Annual Return, Percent							5.29%						5.76%				5.34%
Without Sales Load [Member] | C000268744
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.59%)
Without Sales Load [Member] | C000268746
Average Annual Return [Line Items]
Average Annual Return, Percent	2.46%
Without Sales Load [Member] | C000239036
Average Annual Return [Line Items]
Average Annual Return, Percent							12.78%					13.26%
Without Sales Load [Member] | C000222917
Average Annual Return [Line Items]
Average Annual Return, Percent							11.49%						9.44%			12.00%
Without Sales Load [Member] | C000265197
Average Annual Return [Line Items]
Average Annual Return, Percent					20.88%
Wilshire 5000 Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire 5000 Total Market Index
Average Annual Return, Percent						19.87%
Wilshire 5000 Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire 5000 Total Market Index
Average Annual Return, Percent							19.69%			18.01%
S&P Global Broad Market Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Global Broad Market Index (net)
Average Annual Return, Percent							21.97%							9.99%
Wilshire 5000 Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire 5000 Total Market Index
Average Annual Return, Percent		7.67%
MSCI Emerging Markets Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index (net)
Average Annual Return, Percent			9.70%
MSCI World Ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI World Ex USA Index (net)
Average Annual Return, Percent					15.20%
Wilshire 5000 Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire 5000 Total Market Index
Average Annual Return, Percent							19.69%		16.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.71%						(0.40%)		(0.28%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.71%				4.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.71%						(0.40%)					1.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.71%	2.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.71%						(0.40%)				1.43%
Wilshire 5000 Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire 5000 Total Market Index
Average Annual Return, Percent				9.72%
Wilshire 5000 Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire 5000 Total Market Index
Average Annual Return, Percent	6.09%
Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return, Percent							5.65%					7.35%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent							19.56%						12.86%			15.30%
Wilshire 5000 Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire 5000 Total Market Index
Average Annual Return, Percent					10.80%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent						3.76%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent							3.82%			4.31%
S&P Global Clean Energy Transition Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Global Clean Energy Transition Index (net)
Average Annual Return, Percent							32.81%							(3.90%)
FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE Nareit Equity REITs Index
Average Annual Return, Percent		7.96%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent							18.68%		13.76%
ICE BofA 1-3 Year A-BBB US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofA 1-3 Year A-BBB US Corporate Index
Average Annual Return, Percent							3.95%						2.69%		2.53%
ICE BofA 1-5 Year US Corporate & Government Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofA 1-5 Year US Corporate & Government Index
Average Annual Return, Percent							3.05%				4.77%
ICE BofA 1-3 Year BB US Cash Pay High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofA 1-3 Year BB US Cash Pay High Yield Index
Average Annual Return, Percent							5.06%						4.43%					4.58%
J.P. Morgan CLOIE AAA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							J.P. Morgan CLOIE AAA Index
Average Annual Return, Percent							5.03%	5.25%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P UBS Leveraged Loan Index
Average Annual Return, Percent							4.27%						6.10%				5.44%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent				(0.35%)
Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2500™ Growth Index
Average Annual Return, Percent	1.79%
J.P. Morgan Hard Currency Credit 50-50 High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							J.P. Morgan Hard Currency Credit 50-50 High Yield Index
Average Annual Return, Percent							11.36%					12.20%
Terranova U.S. Quality Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Terranova U.S. Quality Momentum Index
Average Annual Return, Percent							11.92%						9.86%			12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					10.71%